Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Schedule of Revenue from Contract with Customers [Abstract]
Revenue from contracts with customers	$ 2,767,888	$ 2,767,888	$ 3,633,422	$ 3,633,422	$ 299,228	$ 299,228
Total revenue from continuing operations	$ 2,767,888	$ 2,767,888	$ 3,633,422		$ 299,228